U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

           Read instructions at end of Form before
                       preparing Form.
                    Please print or type.



  1.     Name   and   address  of   issuer:
          Global  Utility Fund,  Inc.,  100
          Mulberry  Street, Gateway  Center
          Three,  Newark, New Jersey 07102-
          4077.

  2.     Name  of  each series or class  of
          funds  for  which  this  Form  is
          filed (If the Form is being filed
          for  all  series and  classes  of
          securities  of the issuer,  check
          the box but do not list series or
          classes):

  [X]

  3.     Investment   Company   Act    File
          Number:  811-5695.
          Securities Act File Number:   33-
          37356.

  4(a). Last day of fiscal year for which this Form is filed:
          September 29, 2000.

    (b). [  ]  Check  box if this  Form  is
          being filed late (i.e. more  than
          90 calendar days after the end of
          the  issuer's fiscal year).  (See
          Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

    (c). [  ] Check box if this is the last
          time  the  issuer will be  filing
          this Form

  5.     Calculation of registration fee:

   (i)   Aggregate sale price of
          securities
          sold during the fiscal year
          pursuant
          to section 24(f):                  $ 60,938,381



   (ii)  Aggregate price of securities
          redeemed
          or repurchased during the fiscal
          year
          (if applicable):                   $91,501,389
   (iii) Aggregate price of securities
          redeemed
          or repurchased during any prior
          fiscal
          year ending no earlier than
          October 11,
          1995 that were not previously
          used to
          reduce registration fees payable
          to the
          Commission.                        $134,551,575

   (iv)  Total available redemption
          credits
          [add items 5(ii) and 5(iii)].      $226,052,964

   (v)   Net sales - If item 5(i) is
          greater
          than Item 5(iv) [subtract item
          5(iv)
          from item 5(i)].                   $             0

   (vi)  Redemption credits available for
          use
          in future years.
          -if item 5(i) is less than item
          5(iv)
          [subtract item 5(iv) from item
          5(i)].                             $165,114,583

   (vii) Multiplier for determining
          registration
          fee (See instruction C.9):         x       .000264

   (viii)Registration fee due
          [multiply item 5(v) by item
          5(vii)]
          enter "0" if no fee is due.        =$            0

  6.     Prepaid Shares

               If the response to item 5(i)
          was  determined by  deducting  an
          amount  of  securities that  were
          registered  under the  Securities
          Act of 1933 pursuant to rule 24e-
          2 as in effect before October 11,
          1997,  then report the amount  of
          securities (number of  shares  or
          other       units)       deducted
          here:_____0__.   If  there  is  a
          number  of shares or other  units
          that were registered pursuant  to
          rule  24e-2 remaining  unsold  at
          the  end  of the fiscal year  for
          which this form is filed that are
          available  for use by the  issuer
          in   future  fiscal  years,  then
          state that number here:___0__.




  7.     Interest  due  - if this  Form  is
          being filed
  more than 90 days after the end of the of
  the issuer's fiscal year (See Instruction
          D):                                +$            0

8.         Total amount of the registration
fee due
  plus any interest due [line 5(viii) plus
  line 7]:                                  =$            0
9.        Date the registration fee and any
interest payment was
  sent to the      Commission's     lockbox
          depository:

  Method of Delivery:

                    [ ] Wire Transfer
                    [ ] Mail or other means


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ George P.
Attisano
                     George P. Attisano
                    Secretary

Date  December 19, 2000